Significant Events During The Period	6 Months Ended
Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [line items]
SIGNIFICANT EVENTS DURING THE PERIOD
NOTE 4:	SIGNIFICANT EVENTS DURING THE PERIOD

COVID-19 virus

The outbreak of the Coronavirus in the world in the first half of 2020 and its spread, causes great uncertainty in the world capital markets and major macroeconomic implications, which are characterized by sharp declines and volatility in many securities’ prices.

As of the date of issuance of the financial reporting, there was no material effect of the Coronavirus on the operations and financial results of the Company. Although, due to the ongoing uncertainty around the scope and duration of the Coronavirus, as of the financial statement publication date, there is uncertainty regarding its impact on the economy and the market state at all, and those impacts on the value of the securities held by the Company.

The Company is monitoring and will continue to monitor the developments around the world in connection with the spread of the Coronavirus, and will examine the implications for its activities.